RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents
Our restricted cash and short-term deposits balances were as follows:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Restricted cash and short-term deposits held by lessor VIEs (1)	3,435	42,707
Restricted cash relating to office lease	507	780
Restricted cash relating to the $1.125 billion debt facility (2)	—	604
Total restricted cash and short-term deposits	3,942	44,091
Less: current portion of restricted cash and short-term deposits	(3,435)	(43,311)
Non-current restricted cash and short-term deposits	507	780

(1) These are amounts held by lessor VIE entities that we are required to consolidate (Note 5).
(2) This refers to cash deposits that were required under the $1.125 billion debt facility in 2021 in the Predecessor Period (Note 18).